Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents is as follows:

Description	2018	2017
Cash	168	170
Bank account	4,262	44,123
Bank Deposit Certificates (a)	14,432	40,394

Total	18,862	84,687

(a)

Refers to highly-liquid Bank Deposit Certificates (CDBs) under repurchase agreements with returns substantially tied to a variation ranging between 75.0% and 90.0% of the Brazilian Interbank Deposit Certificate (CDI) rate.

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at 31 December:

Description	2018	2017	2016
Cash	168	170	110
Bank account	4,262	44,123	2,861
Bank Deposit Certificates (a)	14,432	40,394	28,112

	18,862	84,687	31,083
Cash at banks and short-term deposits attributable to discontinued operations (note 10.2)	1,655	—	—

Total	20,517	84,687	31,083